T. ROWE PRICE MID-CAP INDEX FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 6.0%

Diversified Telecommunication Services 0.3%
GCI Liberty, Class A (1)	225	13
		13
Entertainment 1.9%
Cinemark Holdings	248	3
Liberty Media - Liberty Formula One, Class A (1)	55	2
Liberty Media - Liberty Formula One, Class C (1)	451	12
Lions Gate Entertainment, Class A (1)	123	1
Lions Gate Entertainment, Class B (1)	250	1
Madison Square Garden, Class A (1)	42	9
Roku (1)(2)	195	17
Spotify Technology (1)	297	36
World Wrestling Entertainment, Class A (2)	98	3
Zynga, Class A (1)	1,957	13
		97
Interactive Media & Services 1.1%
IAC/InterActiveCorp (1)	170	31
Match Group (1)(2)	124	8
TripAdvisor	237	4
Zillow Group, Class A (1)	126	4
Zillow Group, Class C (1)(2)	289	10
		57
Media 2.4%
Altice USA, Class A (1)	689	15
AMC Networks, Class A (1)	94	2
Cable One	10	17
John Wiley & Sons, Class A	97	4
Liberty Broadband, Class A (1)	56	6
Liberty Broadband, Class C (1)	241	27
Liberty Media - Liberty SiriusXM, Class A (1)	188	6
Liberty Media - Liberty SiriusXM, Class C (1)	357	11
New York Times, Class A	370	11

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)
Nexstar Media Group, Class A	103	6
Sinclair Broadcast Group, Class A	136	2
Sirius XM Holdings (2)	3,124	16
		123
Wireless Telecommunication Services 0.3%
Sprint (1)	1,301	11
Telephone & Data Systems	229	4
United States Cellular (1)	34	1
		16
Total Communication Services		306
CONSUMER DISCRETIONARY 13.5%
Auto Components 0.5%
Gentex	578	13
Goodyear Tire & Rubber	537	3
Lear	140	11
		27
Automobiles 3.5%
Tesla (1)	330	173
Thor Industries (2)	121	5
		178
Distributors 0.3%
Pool	88	17
		17
Diversified Consumer Services 1.0%
Bright Horizons Family Solutions (1)	131	13
Graham Holdings, Class B	10	3
Grand Canyon Education (1)	109	8
Service Corp. International	405	16
ServiceMaster Global Holdings (1)	313	9
		49
Hotels, Restaurants & Leisure 3.0%
Aramark	558	11
Caesars Entertainment (1)	1,322	9
Choice Hotels International	77	5
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Domino's Pizza	94	31
Dunkin' Brands Group	189	10
Extended Stay America	413	3
Hilton Grand Vacations (1)	201	3
Hyatt Hotels, Class A	83	4
International Game Technology (2)	228	1
Planet Fitness, Class A (1)	184	9
Six Flags Entertainment	187	2
Vail Resorts	92	14
Wendy's	423	6
Wyndham Destinations	201	4
Wyndham Hotels & Resorts	210	7
Yum China Holdings	827	35
		154
Household Durables 0.2%
Tempur Sealy International (1)	102	5
Toll Brothers	276	5
		10
Internet & Direct Marketing Retail 1.8%
Etsy (1)	269	10
GrubHub (1)	208	8
Qurate Retail, Series A (1)	852	5
Uber Technologies (1)	2,166	61
Wayfair, Class A (1)(2)	142	8
		92
Leisure Products 0.4%
Brunswick	182	7
Mattel (1)(2)	784	7
Polaris Industries	132	6
		20
Multiline Retail 0.1%
Ollie's Bargain Outlet Holdings (1)(2)	117	6
		6
Specialty Retail 1.3%
AutoNation (1)	120	3
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)
Burlington Stores (1)	149	24
Carvana (1)(2)	102	6
Dick's Sporting Goods	140	3
Five Below (1)	126	9
Floor & Decor Holdings, Class A (1)	154	5
Foot Locker	237	5
Penske Automotive Group	76	2
Urban Outfitters (1)	153	2
Williams-Sonoma	176	8
		67
Textiles, Apparel & Luxury Goods 1.4%
Carter's	99	6
Columbia Sportswear	67	5
Lululemon Athletica (1)	269	51
Skechers U.S. A. , Class A (1)	303	7
		69
Total Consumer Discretionary		689
CONSUMER STAPLES 2.5%
Beverages 0.3%
Keurig Dr Pepper (2)	540	13
		13
Food & Staples Retailing 0.6%
Casey's General Stores	83	11
Grocery Outlet Holding (1)	121	4
Sprouts Farmers Market (1)	268	5
US Foods Holding (1)	500	9
		29
Food Products 1.3%
Beyond Meat (1)(2)	109	7
Bunge	316	13
Flowers Foods	443	9
Hain Celestial Group (1)	184	5
Ingredion	152	12
Pilgrim's Pride (1)	118	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)
Post Holdings (1)	148	12
Seaboard	1	3
TreeHouse Foods (1)	124	5
		68
Household Products 0.1%
Energizer Holdings (2)	140	4
Spectrum Brands Holdings	103	4
		8
Personal Products 0.2%
Herbalife Nutrition (1)	227	7
Nu Skin Enterprises, Class A	122	3
		10
Total Consumer Staples		128
ENERGY 1.0%

Energy Equipment & Services 0.1%
Apergy (1)	172	1
Patterson-UTI Energy	423	1
Transocean (1)(2)	1,288	1
		3
Oil, Gas & Consumable Fuels 0.9%
Antero Midstream (2)	562	1
Antero Resources (1)(2)	579	—
Centennial Resource Development, Class A (1)	407	—
Cheniere Energy (1)	526	18
Chesapeake Energy (1)(2)	3,001	1
Cimarex Energy	227	4
Continental Resources (2)	200	1
EQT	586	4
Equitrans Midstream (2)	467	2
Kosmos Energy	805	1
Murphy Oil (2)	341	2
Parsley Energy, Class A	682	4
PBF Energy, Class A	275	2
Range Resources (2)	462	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)
Targa Resources	523	4
WPX Energy (1)	929	3
		48
Total Energy		51
FINANCIALS 12.8%
Banks 3.0%
Associated Banc-Corp	353	4
Bank of Hawaii (2)	91	5
Bank OZK	277	5
BankUnited	214	4
BOK Financial	72	3
CIT Group	220	4
Commerce Bancshares (2)	232	12
Cullen/Frost Bankers (2)	129	7
East West Bancorp	333	9
First Citizens BancShares, Class A	16	5
First Hawaiian	300	5
First Horizon National	702	6
FNB	741	5
PacWest Bancorp	272	5
Pinnacle Financial Partners	167	6
Popular	215	8
Prosperity Bancshares	209	10
Signature Bank	121	10
Sterling Bancorp	447	5
Synovus Financial	324	6
TCF Financial	345	8
Texas Capital Bancshares (1)	112	2
Umpqua Holdings	500	5
Webster Financial	208	5
Western Alliance Bancorp	213	6
Wintrust Financial	125	4
		154
Capital Markets 2.4%
Affiliated Managers Group	112	7
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)
BGC Partners, Class A	646	2
Eaton Vance	243	8
Evercore, Class A	86	4
FactSet Research Systems	86	22
Interactive Brokers Group, Class A	166	7
Janus Henderson Group	358	6
Lazard, Class A	229	5
Legg Mason	196	10
LPL Financial Holdings	185	10
Morningstar	45	5
SEI Investments	290	13
TD Ameritrade Holding	608	21
Virtu Financial, Class A	113	2
		122
Consumer Finance 0.7%
Ally Financial	855	12
Credit Acceptance (1)(2)	23	6
LendingTree (1)(2)	18	3
Navient	450	4
OneMain Holdings	145	3
Santander Consumer USA Holdings	237	3
SLM	967	7
		38
Diversified Financial Services 0.7%
Equitable Holdings	949	14
Jefferies Financial Group	574	8
Voya Financial	307	12
		34
Insurance 4.7%
Alleghany	32	18
American Financial Group	169	12
American National Insurance	16	1
Arch Capital Group (1)	875	25
Assured Guaranty	209	5
Athene Holding, Class A (1)	313	8

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)
Axis Capital Holdings	188	7
Brighthouse Financial (1)	242	6
Brown & Brown	538	20
CNA Financial	64	2
Erie Indemnity, Class A	56	8
Fidelity National Financial	601	15
First American Financial	249	11
Hanover Insurance Group	87	8
Kemper	144	11
Markel (1)	31	29
Mercury General	61	2
Old Republic International	647	10
Primerica	94	8
Reinsurance Group of America	143	12
RenaissanceRe Holdings	100	15
White Mountains Insurance Group	7	6
		239
Mortgage Real Estate Investment Trusts 1.0%
AGNC Investment, REIT	1,234	13
Annaly Capital Management, REIT	3,262	17
Chimera Investment, REIT	424	4
MFA Financial, REIT	1,028	2
New Residential Investment, REIT	953	5
Starwood Property Trust, REIT	626	6
Two Harbors Investment, REIT	624	2
		49
Thrifts & Mortgage Finance 0.3%
MGIC Investment	799	5
New York Community Bancorp	1,038	10
TFS Financial	110	1
		16
Total Financials		652
HEALTH CARE 13.3%
Biotechnology 3.9%
Agios Pharmaceuticals (1)	133	5
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)
Alkermes (1)	357	5
Alnylam Pharmaceuticals (1)	245	27
BioMarin Pharmaceutical (1)	408	34
Bluebird Bio (1)(2)	124	6
Exelixis (1)	684	12
Guardant Health (1)	85	6
Ionis Pharmaceuticals (1)	292	14
Moderna (1)	509	15
Neurocrine Biosciences (1)	207	18
Sage Therapeutics (1)(2)	115	3
Sarepta Therapeutics (1)	161	16
Seattle Genetics (1)	266	31
United Therapeutics (1)	99	9
		201
Health Care Equipment & Supplies 3.8%
Cantel Medical	86	3
DexCom (1)	207	56
Envista Holdings (1)	328	5
Exact Sciences (1)	319	19
Hill-Rom Holdings	153	15
ICU Medical (1)	44	9
Insulet (1)	135	22
Integra LifeSciences Holdings (1)	158	7
Masimo (1)	107	19
Penumbra (1)(2)	72	12
West Pharmaceutical Services	167	25
		192
Health Care Providers & Services 1.2%
Acadia Healthcare (1)	203	4
Chemed	35	15
Covetrus (1)(2)	226	2
Encompass Health	224	14
MEDNAX (1)	192	2
Molina Healthcare (1)	138	19
Premier, Class A (1)	136	5
		61
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)
Health Care Technology 1.0%
Change Healthcare (1)	518	5
Veeva Systems, Class A (1)	299	47
		52
Life Sciences Tools & Services 2.0%
Adaptive Biotechnologies (1)	152	4
Avantor (1)	717	9
Bio-Rad Laboratories, Class A (1)	48	17
Bio-Techne	86	16
Bruker	233	8
Charles River Laboratories International (1)	110	14
PPD (1)	155	3
PRA Health Sciences (1)	144	12
QIAGEN (1)(2)	505	21
		104
Pharmaceuticals 1.4%
Catalent (1)	350	18
Elanco Animal Health (1)	905	20
Horizon Therapeutics (1)	424	12
Jazz Pharmaceuticals (1)	126	13
Nektar Therapeutics (1)	383	7
		70
Total Health Care		680
INDUSTRIALS & BUSINESS SERVICES 11.4%

Aerospace & Defense 1.5%
BWX Technologies	218	11
Curtiss-Wright	97	9
HEICO	101	8
HEICO, Class A	175	11
Hexcel	191	7
Spirit AeroSystems Holdings, Class A	235	6
Teledyne Technologies (1)	82	24
		76

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)
Air Freight & Logistics 0.2%
XPO Logistics (1)	210	10
		10
Airlines 0.2%
Copa Holdings, Class A	72	3
JetBlue Airways (1)	656	6
		9
Building Products 0.7%
Armstrong Worldwide Industries	112	9
Lennox International	80	15
Owens Corning	245	9
Resideo Technologies (1)	284	1
		34
Commercial Services & Supplies 0.7%
ADT (2)	254	1
Clean Harbors (1)	115	6
frontdoor (1)	194	7
IAA (1)	305	9
KAR Auction Services	294	3
Stericycle (1)	204	10
		36
Construction & Engineering 0.3%
AECOM (1)	343	11
Fluor	321	2
Valmont Industries	48	5
		18
Electrical Equipment 0.9%
Acuity Brands	91	8
GrafTech International	136	1
Hubbell	124	14
nVent Electric	347	6
Regal Beloit	93	6
Sensata Technologies Holding (1)	357	10
		45

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)
Industrial Conglomerates 0.3%
Carlisle	126	16
		16
Machinery 3.1%
AGCO	143	7
Allison Transmission Holdings	249	8
Colfax (1)	212	4
Crane	115	6
Donaldson	288	11
Gates Industrial (1)(2)	104	1
Graco	376	18
ITT	200	9
Lincoln Electric Holdings	134	9
Middleby (1)	127	7
Nordson	131	18
Oshkosh	156	10
Timken	152	5
Toro	242	16
Trinity Industries	233	4
WABCO Holdings (1)	117	16
Woodward	126	7
		156
Marine 0.1%
Kirby (1)	132	6
		6
Professional Services 1.7%
CoreLogic	178	6
CoStar Group (1)	82	48
ManpowerGroup	134	7
TransUnion	427	28
		89
Road & Rail 0.8%
AMERCO	20	6
Knight-Swift Transportation Holdings	281	9
Landstar System	90	9
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)
Lyft, Class A (1)	436	12
Ryder System	116	3
Schneider National, Class B	126	2
		41
Trading Companies & Distributors 0.8%
Air Lease	237	5
HD Supply Holdings (1)	370	11
MSC Industrial Direct, Class A	100	5
Univar Solutions (1)	386	4
Watsco	74	12
WESCO International (1)	92	2
		39
Transportation Infrastructure 0.1%
Macquarie Infrastructure	163	4
		4
Total Industrials & Business Services		579
INFORMATION TECHNOLOGY 23.2%
Communications Equipment 0.6%
Ciena (1)	349	14
CommScope Holding (1)	435	4
EchoStar, Class A (1)	113	4
Ubiquiti (2)	20	3
ViaSat (1)	125	4
		29
Electronic Equipment, Instruments & Components 1.9%
Arrow Electronics (1)	185	9
Avnet	226	6
Cognex	374	16
Coherent (1)	54	6
Dolby Laboratories, Class A	144	8
Jabil	341	8
Littelfuse	54	7
National Instruments	299	10
SYNNEX	95	7

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Trimble (1)	574	18
		95
IT Services 5.1%
Amdocs	304	17
Black Knight (1)	328	19
Booz Allen Hamilton Holding	311	21
CACI International, Class A (1)	55	12
EPAM Systems (1)	118	22
Euronet Worldwide (1)	114	10
Genpact	426	12
GoDaddy, Class A (1)	393	23
MongoDB (1)(2)	96	13
Okta (1)	239	29
Sabre	632	4
Square, Class A (1)	785	41
Switch, Class A	131	2
Twilio, Class A (1)(2)	280	25
WEX (1)	98	10
		260
Semiconductors & Semiconductor Equipment 3.0%
Cree (1)	246	9
Cypress Semiconductor	841	19
Entegris	307	14
First Solar (1)	188	7
Marvell Technology Group	1,515	34
MKS Instruments	124	10
Monolithic Power Systems	96	16
ON Semiconductor (1)	934	11
Teradyne	381	21
Universal Display	97	13
		154
Software 12.1%
2U (1)(2)	126	3
Alteryx, Class A (1)	104	10
Anaplan (1)	200	6

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Aspen Technology (1)	156	15
Atlassian, Class A (1)	273	38
Avalara (1)	107	8
Bill. com Holdings (1)	22	1
CDK Global	278	9
Cerence (1)	81	1
Ceridian HCM Holding (1)	214	11
Coupa Software (1)	144	20
DocuSign (1)	361	33
Dropbox, Class A (1)	481	9
Dynatrace (1)	296	7
Elastic (1)(2)	123	7
Fair Isaac (1)	65	20
FireEye (1)	453	5
Guidewire Software (1)	189	15
HubSpot (1)(2)	93	12
LogMeIn	110	9
Manhattan Associates (1)	146	7
Medallia (1)(2)	154	3
New Relic (1)	110	5
Nuance Communications (1)	656	11
Nutanix, Class A (1)(2)	389	6
PagerDuty (1)(2)	93	2
Palo Alto Networks (1)	216	35
Paylocity Holding (1)	79	7
Pegasystems	87	6
Pluralsight, Class A (1)(2)	139	2
Proofpoint (1)	127	13
PTC (1)	238	15
RealPage (1)	182	10
RingCentral, Class A (1)	170	36
Smartsheet, Class A (1)(2)	199	8
SolarWinds (1)(2)	100	2
Splunk (1)	354	45
SS&C Technologies Holdings	506	22
Teradata (1)	258	5

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)
Trade Desk, Class A (1)(2)	89	17
Tyler Technologies (1)	88	26
VMware, Class A (1)	176	21
Workday, Class A (1)	378	49
Zendesk (1)	254	16
Zscaler (1)(2)	158	10
		618
Technology Hardware, Storage & Peripherals 0.5%
Dell Technologies, Class C (1)	346	14
NCR (1)	291	5
Pure Storage, Class A (1)(2)	532	6
		25
Total Information Technology		1,181
MATERIALS 4.1%

Chemicals 1.6%
Ashland Global Holdings	126	6
Axalta Coating Systems (1)	469	8
Cabot	125	3
Chemours	374	4
Element Solutions (1)	508	4
Huntsman	492	7
NewMarket	16	6
Olin	363	4
RPM International	291	17
Scotts Miracle-Gro	90	9
Valvoline	429	6
Westlake Chemical	79	3
WR Grace	127	5
		82
Construction Materials 0.1%
Eagle Materials	96	5
		5
Containers & Packaging 1.4%
AptarGroup	146	15

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)
Ardagh Group	44	1
Berry Global Group (1)	303	10
Crown Holdings (1)	297	17
Graphic Packaging Holding	659	8
O-I Glass	354	3
Reynolds Consumer Products	108	3
Silgan Holdings	173	5
Sonoco Products	226	10
		72
Metals & Mining 0.9%
Alcoa (1)	423	3
Reliance Steel & Aluminum	149	13
Royal Gold	149	13
Southern Copper	188	5
Steel Dynamics	472	11
United States Steel (2)	392	2
		47
Paper & Forest Products 0.1%
Domtar	126	3
		3
Total Materials		209
REAL ESTATE 9.5%

Equity Real Estate Investment Trusts 9.2%
American Campus Communities, REIT	314	9
American Homes 4 Rent, Class A, REIT	586	14
Americold Realty Trust, REIT	436	15
Apple Hospitality, REIT	477	4
Brandywine Realty Trust, REIT	398	4
Brixmor Property Group, REIT	680	6
Brookfield Property REIT, Class A, REIT (2)	155	1
Camden Property Trust, REIT	213	17
Colony Capital, REIT	1,063	2
Columbia Property Trust, REIT	262	3
CoreSite Realty, REIT	86	10
Corporate Office Properties Trust, REIT	259	6
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)
Cousins Properties, REIT	334	10
CubeSmart, REIT	437	12
CyrusOne, REIT	255	16
Douglas Emmett, REIT	379	12
Empire State Realty Trust, Class A, REIT	339	3
EPR Properties, REIT	176	4
Equity Commonwealth, REIT	275	9
Equity LifeStyle Properties, REIT	396	23
Gaming and Leisure Properties, REIT	463	13
Healthcare Trust of America, Class A, REIT	490	12
Highwoods Properties, REIT	233	8
Hudson Pacific Properties, REIT	348	9
Invitation Homes, REIT	1,220	26
JBG SMITH Properties, REIT	279	9
Kilroy Realty, REIT (2)	238	15
Lamar Advertising, Class A, REIT	195	10
Life Storage, REIT	106	10
Macerich, REIT (2)	323	2
Medical Properties Trust, REIT	1,171	20
National Retail Properties, REIT	390	12
Omega Healthcare Investors, REIT	515	14
Outfront Media, REIT	328	4
Paramount Group, REIT	442	4
Park Hotels & Resorts, REIT	551	4
Rayonier, REIT	298	7
Retail Properties of America, Class A, REIT	484	2
Service Properties Trust, REIT	372	2
SITE Centers, REIT	343	2
Spirit Realty Capital, REIT	223	6
STORE Capital, REIT	490	9
Sun Communities, REIT	207	26
Taubman Centers, REIT	130	5
VEREIT, REIT	2,438	12
VICI Properties, REIT (2)	1,054	17
Weingarten Realty Investors, REIT	279	4

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)
WP Carey, REIT	391	23
		467
Real Estate Management & Development 0.3%
Howard Hughes (1)	92	5
Jones Lang LaSalle	117	12
		17
Total Real Estate		484
UTILITIES 2.3%
Electric Utilities 1.0%
Avangrid	125	5
Hawaiian Electric Industries	247	11
IDACORP	115	10
OGE Energy	456	14
PG&E (1)(2)	1,210	11
		51
Gas Utilities 0.4%
National Fuel Gas	187	7
UGI	478	13
		20
Independent Power & Renewable Electricity Producers 0.3%
Vistra Energy	970	15
		15
Multi-Utilities 0.2%
MDU Resources	457	10
		10
Water Utilities 0.4%
Essential Utilities	494	20
		20
Total Utilities		116
Total Common Stocks (Cost $5,211)		5,075

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 0.3%
SPDR S&P MidCap 400 ETF Trust (2)	68	18
Total Equity Mutual Funds (Cost $20)		18
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 0.95% (3)(4)	12,821	13
Total Short-Term Investments (Cost $13)		13
SECURITIES LENDING COLLATERAL 6.5%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 6.5%
Short-Term Funds 6.5%
T. Rowe Price Short-Term Fund, 1.28% (3)(4)	32,937	329
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		329
Total Securities Lending Collateral (Cost $329)		329
Total Investments in Securities 106.7%
(Cost $5,573)		$5,435
Other Assets Less Liabilities (6.7)%		(341)
Net Assets 100.0%		$5,094

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2020.
(3)	Affiliated Companies
(4)	Seven-day yield
ETF	Exchange-Traded Fund
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized		Investment
Affiliate		(Loss)		Gain/Loss		Income
T. Rowe Price Government
Reserve Fund		$—		$—		$—
T. Rowe Price Short-Term Fund		—		—		—++
Totals	$	—#		$—	$	—+

Supplementary Investment Schedule
	Value	Purchase		Sales		Value
Affiliate	12/31/19	Cost		Cost		3/31/20
T. Rowe Price Government
Reserve Fund	$4		¤	¤		$13
T. Rowe Price Short-Term
Fund	694		¤	¤		329
$342^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $342.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Mid-Cap Index Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE MID-CAP INDEX FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On March 31, 2020, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.